DEBT - Long-term loans (Details) - Non-related party - USD ($)	Mar. 31, 2025	Mar. 31, 2024
DEBT
Long-term loans, including current portion	$ 1,860,349	$ 623,165
Less: current portion of long-term loans	(578,775)	(138,481)
Total long-term loans, non-current	$ 1,281,574	$ 484,684